Schedule of Finance Expenses (Details) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Amortization of debt discount	$ 136,106		$ 413,552		$ 124,006
Realised and unrealised currency losses (gains)	19,748	(15,956)	(4,292)	(38,583)
Interest expense	315,384	178,216	871,168	423,442	711,807	612,735
Total finance expenses	471,238	162,260	1,280,428	384,859	835,813	612,735
Total finance expenses	$ 471,238	$ 162,260	$ 1,280,428	$ 384,859	$ 835,813	$ 612,735